UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

					Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	09/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          CHURCHILL CASH RESERVES TRUST


                                     ANNUAL
                                     REPORT



                               September 30, 2006

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and
Board of Trustees of
Churchill Cash Reserves Trust


We have audited the accompanying statement of net assets, of Churchill Cash Reserves Trust ("the Trust") as of September 30, 2006 and the related statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended September 30, 2004 have been audited by other auditors, whose report dated November 17, 2004 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Cash Reserves Trust as of September 30, 2006, and the changes in its net assets and the financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                           TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 20, 2006

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF NET ASSETS
                               September 30, 2006



Cash and Net Assets - 100.0%                                             $1,002
                                                                         ======
Applicable to 1,002 shares outstanding (unlimited number of $0.01 par value shares authorized)

Net Asset Value Per Share                                                $1.00
                                                                         =====


                See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2006



                       The Trust had no operations during
                                  the period.




                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                          Year Ended           Year Ended
                                           September            September
                                           30, 2006             30, 2006
                                        ---------------      -------------
                                        ---------------      -------------

The Trust had no operations during
the periods shown.

NET ASSETS:

Beginning of period                          $ 1,002            $ 1,002
                                             -------            -------

End of period                                $ 1,002            $ 1,002
                                             =======            =======

                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.



Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov

                                     CHURCHILL CASH RESERVES TRUST
                                         FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                        Year Ended September 30,
                                           2006*       2005*        2004*         2003*          2002
                                           -----       -----        -----         -----          ----

Net Asset Value,
 Beginning of Period                      $1.0000     $1.0000       $1.0000      $1.0000        $1.0000
Income from Investment
 Operations:
Net investment income                           -           -             -            -         0.0191
                                         --------    --------       -------      -------         ------
Less Distributions:

Dividends from net                              -           -             -            -       (0.0191)
                                                -           -             -            -       --------
 Investment income
Net Asset Value,
 End of Period                            $1.0000   $1.0000      $1.0000       $1.0000          $1.0000
                                          =======   =======      =======       =======          =======

Total Return                                    -           -          -             -            1.92%

Ratios/Supplemental Data

Net Assets, End of Period
($ thousands)                                  $1          $1            $1           $1            $1

Ratio of Expenses to Average Net
Assets                                          -           -            -            -           0.61%

Ratio of Net Investment
Income to Average Net Assets                    -           -            -            -           5.88%

The expense and net investment income ratios
without the effect of the former Manager's voluntary
waiver of a portion of fees were:
Ratio of Expenses to Average Net
Assets                                          -           -            -            -           0.74%
Ratio of Net Investment Income to
Average Net Assets                              -           -            -            -           5.75%

* The Trust had no operations.


                See accompanying notes to financial statements.

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended September  30,  2006


                                             Actual           Beginning         Ending           Expenses
                                        Total Return(1)        Account         Account         Paid During
                                                                Value           Value         the Period(2)

CHURCHILL CASH RESERVES TRUST                   -               $1,000.00       $1,000.00            -


(1) The Trust did not have any operations during the period. (2) The Trust did not incur any expenses during the period(note C).

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended September 30,  2006


                                             Hypothetical      Beginning         Ending          Expenses
                                              Annualized        Account         Account        Paid During
                                             Total Return        Value           Value        the Period(1)

CHURCHILL CASH RESERVES TRUST                     5.00%       $1,000.00        $1,025.00           -


(1) The Trust did not incur any expenses during the period(note C).

Additional Information (unaudited)

Trustees(1)
and Officers

                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee(4)    indicated otherwise.)
------------------       ----------       -------------------          -------------    ---------------------

Interested
Trustee(5)

Lacy B. Herrmann         Founder and      Founder and Chairman of the        2       Director or trustee, Pimco
New York, NY             Chairman of      Board, Aquila Management                   Advisors VIT, Oppenheimer Quest
(05/12/29)               the Board of     Corporation, the sponsoring                Value Funds Group, Oppenheimer
                         Trustees since   organization and parent of the             Small Cap Value Fund,
                         1985             Manager or Administrator and/or            Oppenheimer Midcap Fund, and
                                          Adviser or Sub-Adviser to each             Oppenheimer Rochester Group of
                                          fund of the Aquila Group of                Funds.
                                          Fundssm(6); Chairman of the
                                          Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          since 2004; Founder and Chairman
                                          Emeritus of each fund in the
                                          Aquila Group of Fundssm;
                                          previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Fundssm since
                                          its establishment until 2004 or
                                          2005; Director of the
                                          Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and
                                          charitable organizations.


Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      8      Trustee, Pimco Advisors VIT.
New York, NY             1985             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Treasurer, Alumni
                                          Association of SUNY Maritime
                                          College since 2004 (President,
                                          2002-2003, First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., 1973-2004; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler, 2000-2004; and the
                                          Maritime College at Fort
                                          Schuyler Foundation, Inc. since
                                          2000.

John J. Partridge        Trustee  since   Founding   Partner,    Partridge,  3                   None
Providence, RI           2004             Snow &  Hahn,  LLP,  a law  firm,
(05/05/40)                                Providence,  Rhode Island,  since
                                          1988;   Assistant   Secretary   -
                                          Advisor     to     the     Board,
                                          Narragansett   Insured   Tax-Free
                                          Income    Fund,    since    2005;
                                          director of various  educational,
                                          civic       and        charitable
                                          organizations,  including Greater
                                          Providence  Chamber of  Commerce,
                                          Ocean State  Charities  Trust and
                                          Memorial    Hospital   of   Rhode
                                          Island.

Officers
Diana P. Herrmann        President        Vice Chair and Chief Executive     12      ICI Mutual Insurance Company
New York, NY             since 2004,      Officer of Aquila Management
(02/25/58)               Senior Vice      Corporation, Founder of the
                         President        Aquila Group of Fundssm and
                         since 1999 and   parent of Aquila Investment
                         Vice President   Management LLC, Manager, since
                         1988-1999        2004, President and Chief
                                          Operating Officer since 1997, a
                                          Director since 1984, Secretary since
                                          1986 and previously its Executive Vice
                                          President, Senior Vice President or
                                          Vice President, 1986-1997; Chief
                                          Executive Officer and Vice Chair since
                                          2004 and President, Chief Operating
                                          Officer and Manager of the Manager
                                          since 2003; Chair, Vice Chair,
                                          President, Executive Vice President or
                                          Senior Vice President of funds in the
                                          Aquila Group of Fundssm since 1986;
                                          Director of the Distributor since
                                          1997; trustee, Reserve Money-Market
                                          Funds, 1999-2000 and Reserve Private
                                          Equity Series, 1998-2000; Governor,
                                          Investment Company Institute and head
                                          of its Small Funds Committee since
                                          2004; active in charitable and
                                          volunteer organizations.

Robert W. Anderson       Chief            Chief Compliance Officer of the    N/A                 N/A
                         Compliance       Trust and each of the other
New York, NY (08/23/40)  Officer since    funds in the Aquila Group of
                         2004             Fundssm, the Manager and the
                                          Distributor since 2004, Compliance
                                          Officer of the Manager or its
                                          predecessor and current parent
                                          1998-2004; Assistant Secretary of the
                                          Aquila Group of Fundssm since 2000.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquila Group of Fundssm since
(11/06/56)               Officer since    2003 and Treasurer since 2000.
                         2003 and
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Barrett &   N/A                  N/A
New York, NY             since 1985       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of the
                                          Aquila Group of Fundssm.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquila Group of Fundssm since
                         since            1995 1995 and Vice President of the
                                          three Aquila Money-Market Funds since
                                          1990; Vice President of the Manager or
                                          its predecessor and current parent
                                          since 1990.

(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Cash Reserves Trust, 380 Madison Avenue, New York, NY 10017.

(3) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and as a director, officer and shareholder of the Manager's corporate parent.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Fundssm."



ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $1,000 in 2005 and $1,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $250 and $250 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Chairman of the Board
December 6,  2006


By:  /s/  Diana P. Herrmann
- ---------------------------------
President
December 6, 2006



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Lacy B. Herrmann
Chairman of the Board

December 6, 2006


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
President
December 6, 2006



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 6, 2006





CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.